September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 1.0%
Cornell University, 4.84%, 06/15/34	$7,880	$ 8,008,530
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	2,835	2,775,771
Total Corporate Bonds — 1.0% (Cost: $10,843,771)		10,784,301
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	2,420	2,541,657
California — 2.4%
Corporate(a) — 0.8%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	7,660	8,143,869
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	625	715,067
		8,858,936
Transportation — 1.6%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	18,205	16,600,676
Total Municipal Bonds in California		25,459,612
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	1,160	262,442
Florida(b)(d)(e) — 0.3%
Transportation — 0.3%
Florida Development Finance Corp., RB, Series A, AMT, 12.00%, 07/15/59	3,260	2,021,200
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	2,495	1,546,900
Total Municipal Bonds in Florida		3,568,100
New York — 80.0%
Corporate — 3.2%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	100	100,023
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56(a)	15,000	15,981,753
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	7,385	8,505,955
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	664,361
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	5,755	6,025,449
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,383,872
		34,661,413
County/City/Special District/School District — 11.6%
Battery Park City Authority, RB, Series A, Sustainability Bonds, 5.00%, 11/01/53	4,000	4,196,681
City of New York, GO
Series B-1, 5.00%, 10/01/43	3,000	3,071,167
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series B-1, 5.25%, 10/01/43	$1,500	$ 1,597,894
Series C, 5.25%, 09/01/45	5,160	5,507,578
Series D, 5.38%, 06/01/32	15	15,026
Series D, 5.50%, 04/01/46	8,000	8,676,476
Series D-1, 5.50%, 05/01/44	2,500	2,699,681
Series E, 5.00%, 08/01/47	5,000	5,201,524
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,251,229
County of Nassau New York, GOL
Series A, 4.00%, 04/01/39	1,000	1,015,732
Series A, 4.00%, 04/01/42	3,145	3,116,655
Series A, 5.00%, 04/01/45	1,805	1,921,566
Series A, 5.00%, 04/01/46	5,695	6,037,218
Series A, 5.00%, 04/01/47	3,925	4,145,513
Series A, 5.00%, 04/01/49	4,000	4,223,111
Series B, (AGM), 5.00%, 07/01/42	4,190	4,329,454
County of Nassau New York, Refunding GOL
Series B, 5.00%, 04/01/41	1,250	1,355,629
Series B, 5.00%, 04/01/42	1,500	1,615,495
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, Sustainability Bonds, 4.00%, 02/15/42	950	918,575
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/41	4,155	1,967,614
(AGM), 0.00%, 03/01/42	5,500	2,446,401
(AGM), 0.00%, 03/01/43	2,000	834,165
(AGM), 0.00%, 03/01/45	2,450	899,719
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.00%, 05/01/45	4,000	4,177,451
Series A-1, Subordinate, 5.00%, 05/01/46	4,000	4,166,587
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	5,745,543
New York City Transitional Finance Authority, RB
Series G-1, Subordinate, 5.00%, 05/01/46	8,800	9,197,934
Sub-Series A, Subordinate, 5.00%, 05/01/44	2,500	2,658,346
New York Liberty Development Corp., Refunding RB, Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	12,946,705
New York State Dormitory Authority, RB, 5.00%, 07/01/26	520	520,913
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(f)	5	5,239
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	1,300	1,356,265
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	1,245	1,271,993
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,227,587
		126,318,666
Education — 8.6%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	930	123,368
4.00%, 07/01/51	962	127,480
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	81,064
5.00%, 10/01/48	1,040	948,582
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	669,173
Build NYC Resource Corp., RB(b)
5.00%, 09/01/39	900	897,917
5.00%, 09/01/44	725	684,350
5.00%, 09/01/49	1,255	1,145,910
Series A, 4.88%, 05/01/31	550	562,639
Series A, 5.13%, 05/01/38	140	141,212

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.50%, 05/01/48	$2,175	$ 2,163,109
Sustainability Bonds, 5.75%, 06/01/42	500	507,630
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	278,094
5.00%, 06/01/35	250	250,213
5.00%, 06/01/40	310	310,081
5.00%, 08/01/47	625	542,243
5.00%, 11/01/47	2,900	3,047,178
Series A, 5.00%, 06/01/43	325	325,474
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,172
5.00%, 05/01/39	225	224,993
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,001,155
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,910	1,935,982
5.00%, 07/01/52	9,145	9,258,937
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/45	8,710	8,928,598
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,543
5.00%, 10/01/35	265	265,253
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,285,462
Series B, 5.13%, 07/01/33	3,145	3,220,885
New York State Dormitory Authority, RB
Series 1, 5.50%, 07/01/31	245	270,026
Series 1, (AMBAC), 5.50%, 07/01/40	500	588,788
Series A, 5.00%, 07/01/43	7,715	7,902,609
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	760,610
Series A, Sustainability Bonds, 5.25%, 07/01/50	1,635	1,732,382
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	5,000	5,173,082
Series A, 4.00%, 07/01/37	1,000	1,022,324
Series A, 5.00%, 07/01/41	500	504,724
Series A, 5.00%, 07/01/43	5,000	5,348,606
Series A, 4.00%, 07/01/46	8,180	7,527,504
Series A, 5.50%, 07/01/54	15,000	16,279,060
Series B, 3.78%, 07/01/34	2,100	1,986,624
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56	2,570	2,761,358
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	136,472
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	296,488
		93,918,354
Health — 2.3%
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,378,206
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	277,792
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	100	87,828
Series A, 5.00%, 12/01/37	370	370,414
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,300	1,374,442
Series 1-B, 4.00%, 07/01/51	5,000	4,473,352
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	$1,705	$ 1,814,635
4.00%, 07/01/45	460	350,796
5.00%, 05/01/52	4,000	4,022,865
Series A, (AGM-CR), 4.00%, 05/01/54	3,500	3,101,891
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,605,149
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,343
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,145,506
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,094,035
5.00%, 07/01/56	1,270	1,106,247
		25,488,501
Housing — 5.6%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	368,399
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	2,000	1,986,070
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,512,601
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,613,326
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	2,000	1,952,098
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	3,000	2,979,254
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	2,500	2,494,459
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	4,930,919
Series F-1A, Sustainability Bonds, 4.45%, 11/01/49	5,315	5,118,314
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	3,070	3,009,302
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	2,984,440
Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,010,936
New York City Housing Development Corp., RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.25%, 11/01/43	520	500,036
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,259,331
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	645,080
Series A, (SONYMA), 5.10%, 02/15/38	875	875,288
Series E, (SONYMA), 4.15%, 11/01/47	165	150,899
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,108,222
Series M-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	170	169,539
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,058,099
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	4,890,210
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,460	5,198,014
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,162,129
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	$180	$ 180,211
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,640,450
		60,797,626
State — 9.1%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	10,500	11,002,348
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/45	5,805	6,084,239
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	1,500	1,604,298
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,399,429
Series A, 5.00%, 03/15/42	3,945	4,031,529
Series A, 5.00%, 03/15/48	15,000	15,644,649
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/41	7,500	7,792,416
Series A, 4.00%, 03/15/43	5,000	4,794,521
Series A, 5.00%, 03/15/48	7,500	7,816,824
Series A-1, 5.00%, 03/15/42	3,105	3,292,597
Series C, 5.00%, 03/15/41	5,000	5,130,620
Series C, 5.25%, 03/15/47	3,000	3,213,535
Series E, 5.00%, 03/15/42	3,535	3,640,581
New York State Thruway Authority, RB
Series A, 5.00%, 03/15/46	2,200	2,316,992
Series A, 5.00%, 03/15/47	3,000	3,146,250
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/42	4,000	4,241,051
		99,151,879
Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	675,870
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	3,881,105
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,228,942
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	8,790,537
Series B, 5.00%, 06/01/28	90	91,043
Series B, 5.00%, 06/01/29	105	106,219
Series C, 4.00%, 06/01/51	4,055	2,966,554
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,197,042
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	793,725
Series B, 5.00%, 06/01/48	2,000	1,753,750
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,482,716
Sub-Series C, 5.13%, 06/01/51	2,375	2,040,232
		29,007,735
Transportation — 22.8%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,550,936
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,611,984
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,277,446
Series D-2, Sustainability Bonds, 4.00%, 11/15/47	8,800	7,834,959
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/43	$2,250	$ 2,358,468
Series B, 5.00%, 11/15/37	1,500	1,521,344
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,334,819
Series C, Sustainability Bonds, 5.00%, 11/15/42	3,000	3,066,035
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	5,000	5,071,547
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,225	1,226,264
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,526,685
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	880,673
New York State Thruway Authority, Refunding RB
Series O, 4.00%, 01/01/45	1,550	1,450,058
Series O, 4.00%, 01/01/47	2,345	2,162,747
Series P, 5.00%, 01/01/49	14,250	14,760,672
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	5,055,993
AMT, 5.00%, 12/01/35	1,510	1,601,253
AMT, 5.00%, 12/01/39	3,000	3,092,395
AMT, 5.00%, 12/01/41	7,565	7,702,110
AMT, 5.00%, 12/01/42	1,755	1,773,721
Series A, AMT, 5.00%, 07/01/34	250	249,996
Series A, AMT, 5.00%, 07/01/41	750	746,244
Series A, AMT, 5.25%, 01/01/50	10,190	10,152,484
AMT, Sustainability Bonds, 6.00%, 06/30/44	500	541,517
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	4,355	3,746,786
AMT, 4.00%, 04/30/53	2,500	2,005,445
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,175	13,192,533
AMT, Sustainability Bonds, 6.00%, 06/30/54	16,965	17,614,061
AMT, Sustainability Bonds, 5.50%, 06/30/60	15,000	15,136,620
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	4,250	4,478,903
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	10,000	10,111,247
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,621,135
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	420,818
AMT, 5.00%, 04/01/33	375	394,625
AMT, 5.00%, 04/01/34	225	233,139
AMT, 5.00%, 04/01/35	200	205,839
AMT, 5.00%, 04/01/36	210	215,968
AMT, 5.00%, 04/01/37	250	255,645
AMT, 5.00%, 04/01/38	250	255,988
AMT, 5.00%, 04/01/39	175	178,429
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	1,989,707
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,096,471
Series 244, 5.00%, 07/15/49	1,665	1,743,452
Series 197, AMT, 5.00%, 11/15/41	1,250	1,266,436
Series 223, AMT, 4.00%, 07/15/41	2,370	2,260,500
Series 231, AMT, 5.00%, 08/01/38	2,500	2,630,087
Series 231, AMT, 5.50%, 08/01/39	5,900	6,484,684
Series 234, AMT, 5.25%, 08/01/47	4,000	4,150,540
Series 238, AMT, 5.00%, 07/15/39	6,125	6,469,784
Series 238, AMT, 5.00%, 07/15/40	1,375	1,448,928

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/50	$3,000	$ 3,148,905
Series 250, 5.00%, 10/15/43	2,000	2,161,000
Series 250, 5.00%, 10/15/47	4,335	4,579,789
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	10,000	10,504,157
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,068,344
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-2, 5.00%, 11/15/44	3,610	3,812,035
Series C-2, 5.00%, 11/15/42	10,000	10,190,815
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,491,783
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,567,201
		248,682,149
Utilities — 14.1%
Long Island Power Authority, RB
5.00%, 09/01/42	1,000	1,020,085
Series C, (AGM), 5.25%, 09/01/29	3,500	3,851,053
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,555,535
Long Island Power Authority, Refunding RB
Series A, 5.00%, 09/01/42	3,000	3,191,516
Series A, 5.00%, 09/01/43	10,100	10,714,751
Series A, 5.00%, 09/01/44	9,400	9,848,480
Series A, 5.00%, 09/01/49	4,325	4,477,973
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	4,900	4,696,410
Series BB, 5.00%, 06/15/43	7,500	8,059,463
Series BB, 5.00%, 06/15/48	2,000	2,093,133
Series AA-1, Subordinate, 5.25%, 06/15/53	15,105	16,008,316
New York City Municipal Water Finance Authority, Refunding RB
Series BB-2, 3.65%, 10/01/25(a)	15,000	15,000,000
Series DD, 4.13%, 06/15/46	7,500	7,196,771
Series EE, 5.00%, 06/15/45	5,000	5,206,594
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(g)	5,000	5,377,298
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,319,438
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	3,025	3,160,317
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,901,682
Series A, 5.25%, 06/15/53	5,000	5,370,225
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/40	14,695	15,307,446
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,299,787
Series TE1, Restructured, 5.00%, 12/15/38	9,000	9,932,482
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,617,047
		154,205,802
Total Municipal Bonds in New York		872,232,125
Puerto Rico — 5.9%
State — 3.6%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	428,453
Series A-1, Restructured, 5.75%, 07/01/31	388	429,231
Series A-1, Restructured, 4.00%, 07/01/35	931	901,758
Series A-1, Restructured, 4.00%, 07/01/37	799	751,478
Series A-1, Restructured, 4.00%, 07/01/41	233	202,537
Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/46	$1,130	$ 973,419
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	949,748
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	17,801	10,452,931
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,557,392
Series A-2, Restructured, 4.54%, 07/01/53	49	43,773
Series A-2, Restructured, 4.78%, 07/01/58	5,323	4,946,365
Series A-2, Restructured, 4.33%, 07/01/40	5,235	4,993,826
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	431,800
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,056,358
Series A-1, Restructured, 0.00%, 07/01/46	16,563	5,491,316
Series B-1, Restructured, 0.00%, 07/01/46	2,677	895,846
		39,506,231
Utilities — 2.3%
Puerto Rico Electric Power Authority, RB(d)(e)
Series A, 7.00%, 07/01/33	1,025	686,750
Series A, 6.75%, 07/01/36	3,560	2,385,200
Series A, 7.00%, 07/01/43	410	274,700
Series A-3, 10.00%, 07/01/19	999	669,365
Series B-3, 10.00%, 07/01/19	999	669,365
Series C-1, 5.40%, 01/01/18	2,745	1,839,043
Series C-2, 5.40%, 07/01/18	2,745	1,839,340
Series C-3, 5.40%, 01/01/20	277	185,927
Series C-4, 5.40%, 07/01/20	278	185,927
Series CCC, 5.25%, 07/01/26	770	515,900
Series CCC, 5.25%, 07/01/28	440	294,800
Series D-4, 7.50%, 07/01/20	1,726	1,156,472
Series TT, 5.00%, 07/01/26	565	378,550
Series WW, 5.50%, 07/01/17	610	408,700
Series WW, 5.50%, 07/01/18	535	358,450
Series WW, 5.50%, 07/01/19	435	291,450
Series WW, 5.38%, 07/01/24	385	257,950
Series WW, 5.25%, 07/01/33	420	281,400
Series WW, 5.50%, 07/01/38	520	348,400
Series XX, 5.25%, 07/01/17	285	190,950
Series XX, 5.25%, 07/01/35	185	123,950
Series XX, 5.75%, 07/01/36	260	174,200
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(d)(e)	990	663,300
Series AAA, 5.25%, 07/01/23	2,670	1,788,900
Series AAA, 5.25%, 07/01/28(d)(e)	5,655	3,788,850
Series AAA, 5.25%, 07/01/29(d)(e)	235	157,450
Series BBB, 5.40%, 07/01/28(d)(e)	1,240	830,800
Series UU, 1.00%, 07/01/17(a)(d)(e)	185	123,950
Series UU, 1.00%, 07/01/18(a)(d)(e)	165	110,550
Series UU, 1.00%, 07/01/20(a)(d)(e)	1,475	988,250
Series UU, 1.00%, 07/01/31(a)(d)(e)	1,755	1,175,850
Series ZZ, 5.00%, 07/01/28(d)(e)	435	291,450
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.00%, 12/29/49(d)(e)	$430	$ 288,100
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(d)(e)	1,860	1,246,200
		24,970,439
Total Municipal Bonds in Puerto Rico		64,476,670
Total Municipal Bonds — 88.8% (Cost: $981,461,083)		968,540,606
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 12.7%
County/City/Special District/School District — 3.9%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,688,859
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,154,891
Series D-1, 5.50%, 11/01/45	5,910	6,394,885
Series D-1, 5.25%, 11/01/48	10,000	10,578,647
New York City Transitional Finance Authority, RB, Subordinate, Series H-1, 5.00%, 11/01/46	11,000	11,550,994
		42,368,276
State — 2.3%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,573,261
5.00%, 03/15/44	4,220	4,425,486
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,691,053
		24,689,800
Transportation — 5.3%
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	17,878,961
Series A, 5.00%, 02/15/39	9,005	9,198,053
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,705,150
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	8,851,545
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,120,190
		57,753,899
Security	Par (000)	Value
Utilities — 1.2%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	$12,500	$ 12,982,493
Total Municipal Bonds in New York		137,794,468
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.7% (Cost: $136,493,298)		137,794,468
Total Long-Term Investments — 102.5% (Cost: $1,128,798,152)		1,117,119,375

	Shares
Short-Term Securities
	Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.90%(i)(j)	29,380,344	29,383,282
	Total Short-Term Securities — 2.7% (Cost: $29,383,282)	29,383,282
	Total Investments — 105.2% (Cost: $1,158,181,434)	1,146,502,657
	Other Assets Less Liabilities — 1.1%	12,096,580
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.3)%	(68,277,032)
	Net Assets — 100.0%	$ 1,090,322,205

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 31,853,314	$ —	$ (2,470,032)(a)	$ —	$ —	$ 29,383,282	29,380,344	$ 431,935	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 10,784,301	$ —	$ 10,784,301
Municipal Bonds	—	968,540,606	—	968,540,606
Municipal Bonds Transferred to Tender Option Bond Trusts	—	137,794,468	—	137,794,468
Short-Term Securities
Money Market Funds	29,383,282	—	—	29,383,282
Unfunded Commitments(a)	—	—	4	4
	$29,383,282	$1,117,119,375	$4	$1,146,502,661

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $67,969,996 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
Portfolio Abbreviation (continued)
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments